UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Aristotle/Saul Global Equity Fund

Formerly Aristotle/Saul Global Opportunities Fund

Class I shares (ARSOX)

Aristotle International Equity Fund

Class I shares (ARSFX)

Aristotle Strategic Credit Fund

Class I shares (ARSSX)

Aristotle Value Equity Fund

Class I shares (ARSQX)

Aristotle Small Cap Equity Fund

Class I shares (ARSBX)

Aristotle Core Equity Fund

Class I shares (ARSLX)

SEMI-ANNUAL REPORT

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 661-6691 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 661-6691 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Aristotle Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	31
Statements of Operations	33
Statements of Changes in Net Assets	35
Financial Highlights	41
Notes to Financial Statements	50
Expense Examples	62

This report and the financial statements contained herein are provided for the general information of the shareholders of the Aristotle Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.aristotlefunds.com

Aristotle/Saul Global Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	AUSTRIA — 1.0%
24,500	Erste Group Bank A.G.*	$576,649
	CANADA — 3.3%
80,000	Cameco Corp.	820,271
27,100	Magna International, Inc.	1,206,763
		2,027,034
	FRANCE — 7.3%
10,400	Dassault Systemes S.E.	1,794,675
3,700	LVMH Moet Hennessy Louis Vuitton S.E.	1,623,245
27,400	TOTAL S.A.	1,045,854
		4,463,774
	GERMANY — 2.4%
12,600	Symrise A.G.	1,465,116
	HONG KONG — 2.0%
133,000	AIA Group Ltd.	1,240,681
	IRELAND — 2.1%
14,100	Medtronic PLC	1,292,970
	JAPAN — 18.7%
6,900	FANUC Corp.	1,230,785
13,800	Hoshizaki Corp.	1,180,940
44,100	KDDI Corp.	1,320,856
77,800	Kubota Corp.	1,158,624
54,000	Marui Group Co., Ltd.	973,225
115,300	Mitsubishi UFJ Financial Group, Inc.	450,201
18,000	Nidec Corp.	1,199,611
71,600	ORIX Corp.	880,950
14,000	Otsuka Holdings Co., Ltd.	609,271
25,600	Sony Corp.	1,750,687
144,300	Toray Industries, Inc.	678,233
		11,433,383
	KOREA (REPUBLIC OF-SOUTH) — 3.0%
47,500	Samsung Electronics Co., Ltd.	1,836,264
	NETHERLANDS — 1.6%
10,500	Heineken N.V.	968,015

Aristotle/Saul Global Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 1.8%
71,500	DBS Group Holdings Ltd.	$1,067,164
	SWEDEN — 1.5%
44,800	Assa Abloy A.B. - Class B	910,837
	SWITZERLAND — 5.4%
20,800	Alcon, Inc.*	1,193,339
8,900	Chubb Ltd.	1,126,918
11,200	Novartis A.G.	974,252
		3,294,509
	UNITED KINGDOM — 1.8%
20,500	Unilever N.V.	1,088,220
	UNITED STATES — 44.8%
5,400	Adobe, Inc.*	2,350,674
7,300	Amgen, Inc.	1,721,778
34,000	Axalta Coating Systems Ltd.*	766,700
46,700	Bank of America Corp.	1,109,125
27,100	Carnival PLC	331,043
24,300	Coca-Cola Co.	1,085,724
10,800	Danaher Corp.	1,909,764
6,500	General Dynamics Corp.	971,490
29,700	Lennar Corp. - Class A	1,830,114
7,900	Martin Marietta Materials, Inc.	1,631,903
15,500	Microchip Technology, Inc.	1,632,305
13,000	Microsoft Corp.	2,645,630
19,300	Oshkosh Corp.	1,382,266
9,900	PayPal Holdings, Inc.*	1,724,877
20,600	Penske Automotive Group, Inc.	797,426
8,200	Pioneer Natural Resources Co.	801,140
14,100	QUALCOMM, Inc.	1,286,061
19,687	RPM International, Inc.	1,477,706
40,600	Twitter, Inc.*	1,209,474
16,200	Walgreens Boots Alliance, Inc.	686,718
		27,351,918
	Total Common Stocks
	(Cost $51,454,842)	59,016,534

Aristotle/Saul Global Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.0%
$1,832,841	UMB Money Market Fiduciary, 0.01%[1]	$1,832,841
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,832,841)	1,832,841

	TOTAL INVESTMENTS — 99.7%
	(Cost $53,287,683)	60,849,375
	Other Assets in Excess of Liabilities — 0.3%	193,822
	TOTAL NET ASSETS — 100.0%	$61,043,197

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle/Saul Global Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	24.6%
Industrials	13.2%
Health Care	12.6%
Consumer Discretionary	11.1%
Financials	10.6%
Materials	9.8%
Consumer Staples	6.3%
Energy	4.4%
Communications	4.1%
Total Common Stocks	96.7%
Short-Term Investments	3.0%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.5%
	AUSTRIA — 1.6%
83,500	Erste Group Bank A.G.*	$1,965,313
	CANADA — 7.1%
133,500	Brookfield Asset Management, Inc. - Class A	4,393,621
136,600	Cameco Corp.	1,400,613
66,900	Magna International, Inc.	2,979,356
		8,773,590
	FRANCE — 13.9%
47,000	Amundi S.A.*,1	3,680,373
25,300	Dassault Systemes S.E.	4,365,892
8,300	LVMH Moet Hennessy Louis Vuitton S.E.	3,641,332
27,900	Safran S.A.*	2,796,582
70,000	TOTAL S.A.	2,671,891
		17,156,070
	GERMANY — 4.9%
28,400	BASF S.E.	1,591,498
38,200	Symrise A.G.	4,441,860
		6,033,358
	HONG KONG — 2.7%
361,000	AIA Group Ltd.	3,367,563
	IRELAND — 7.8%
24,500	Accenture PLC - Class A	5,260,640
127,000	Experian PLC	4,436,344
		9,696,984
	JAPAN — 21.4%
37,300	Hoshizaki Corp.	3,191,961
129,200	KDDI Corp.	3,869,718
168,800	Kubota Corp.	2,513,826
156,700	Marui Group Co., Ltd.	2,824,156
61,400	Nidec Corp.	4,092,006
163,200	ORIX Corp.	2,007,976
74,600	Otsuka Holdings Co., Ltd.	3,246,542
68,300	Sony Corp.	4,670,778
		26,416,963

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KOREA (REPUBLIC OF-SOUTH) — 2.9%
83,000	Samsung Electronics Co., Ltd.	$3,643,347
	NETHERLANDS — 6.2%
42,800	Akzo Nobel N.V.	3,834,257
40,900	Heineken N.V.	3,770,648
		7,604,905
	SINGAPORE — 2.2%
178,400	DBS Group Holdings Ltd.	2,662,687
	SWEDEN — 2.1%
126,400	Assa Abloy A.B. - Class B	2,569,861
	SWITZERLAND — 7.3%
59,000	Alcon, Inc.*	3,384,950
37,100	Novartis A.G.	3,227,211
207,400	UBS Group A.G.	2,387,015
		8,999,176
	UNITED KINGDOM — 17.7%
115,900	Ashtead Group PLC	3,904,983
155,100	Close Brothers Group PLC	2,123,736
72,800	Coca-Cola European Partners PLC	2,748,928
176,400	Compass Group PLC	2,430,691
36,100	Reckitt Benckiser Group PLC	3,324,600
611,000	Rentokil Initial PLC	3,858,310
66,000	Unilever N.V.	3,503,539
		21,894,787
	UNITED STATES — 0.7%
69,400	Carnival PLC	847,764
	Total Common Stocks
	(Cost $121,930,164)	121,632,368

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.1%
$2,520,076	UMB Money Market Fiduciary, 0.01%[2]	$2,520,076
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,520,076)	2,520,076

	TOTAL INVESTMENTS — 100.6%
	(Cost $124,450,240)	124,152,444
	Liabilities in Excess of Other Assets — (0.6)%	(718,733)
	TOTAL NET ASSETS — 100.0%	$123,433,711

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,680,373, which represents 3.0% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle International Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	19.1%
Financials	18.3%
Technology	14.5%
Consumer Discretionary	13.4%
Consumer Staples	10.8%
Materials	8.0%
Health Care	8.0%
Energy	3.3%
Communications	3.1%
Total Common Stocks	98.5%
Short-Term Investments	2.1%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS — 9.0%
	COMMUNICATIONS — 2.1%
$137,904	CSC Holdings LLC 2.685% (1-Month USD Libor+250 basis points), 4/15/2027[1,2,3]	$131,341
20,256	Meredith Corp. 3.260% (1-Month USD Libor+250 basis points), 1/31/2025[1,2,3]	18,762
		150,103
	CONSUMER DISCRETIONARY — 3.3%
47,190	Eldorado Resorts, Inc. 3.250% (3-Month USD Libor+225 basis points), 4/17/2024[1,2,3]	46,998
125,098	Penn National Gaming, Inc. 3.750% (3-Month USD Libor+300 basis points), 10/19/2023[1,3]	121,267
74,721	TI Group Automotive Systems LLC 3.250% (3-Month USD Libor+250 basis points), 6/30/2022[1,2,3]	72,293
		240,558
	FINANCIALS — 1.6%
123,961	Resolute Investment Managers, Inc. 4.250% (3-Month USD Libor+325 basis points), 4/30/2022[1,2,3]	119,468
	HEALTH CARE — 0.9%
70,938	Change Healthcare Holdings LLC 3.500% (1-Month USD Libor+250 basis points), 3/1/2024[1,2,3]	68,381
	TECHNOLOGY — 1.1%
30,000	Presidio Holdings, Inc. 4.270% (1-Month USD Libor+350 basis points), 1/22/2027[1,2,3]	29,044
48,875	Weld North Education LLC 4.560% (3-Month USD Libor+425 basis points), 2/15/2025[1,2,3]	47,897
		76,941
	Total Bank Loans
	(Cost $678,051)	655,451
	CORPORATE BONDS — 89.6%
	COMMUNICATIONS — 9.3%
	AMC Networks, Inc.
16,000	4.750%, 12/15/2022[2]	15,960
45,000	5.000%, 4/1/2024[2]	44,550
	AT&T, Inc.
15,000	5.250%, 3/1/2037[2]	18,547
65,000	4.850%, 3/1/2039[2]	78,398
35,000	3.650%, 6/1/2051[2]	36,646
	CenturyLink, Inc.
55,000	6.750%, 12/1/2023	59,113
65,000	7.650%, 3/15/2042	69,712

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$45,000	CSC Holdings LLC 5.875%, 9/15/2022	$47,025
24,000	Discovery Communications LLC 5.300%, 5/15/2049[2]	28,725
39,000	DISH DBS Corp. 6.750%, 6/1/2021	39,731
	Hughes Satellite Systems Corp.
20,000	7.625%, 6/15/2021	20,600
35,000	6.625%, 8/10/2026	36,326
67,000	Sprint Capital Corp. 6.875%, 11/15/2028	81,572
90,000	Verizon Communications, Inc. 3.000%, 3/22/2027[2]	99,841
		676,746

	CONSUMER DISCRETIONARY — 12.8%
76,000	Brinker International, Inc. 3.875%, 5/15/2023	70,300
55,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. 5.375%, 6/1/2024[2]	52,078
66,000	Choice Hotels International, Inc. 5.750%, 7/1/2022	70,220
60,000	Cinemark USA, Inc. 5.125%, 12/15/2022[2]	52,950
50,000	Delta Air Lines, Inc. 3.625%, 3/15/2022[2]	47,358
25,000	Eldorado Resorts, Inc. 6.000%, 4/1/2025[2]	26,150
26,000	Group 1 Automotive, Inc. 5.000%, 6/1/2022[2]	25,838
32,000	KB Home 7.625%, 5/15/2023[2]	34,880
25,000	Lennar Corp. 4.750%, 4/1/2021[2]	25,302
55,000	Levi Strauss & Co. 5.000%, 5/1/2025[2]	55,207
48,000	Meritage Homes Corp. 6.000%, 6/1/2025[2]	51,070
26,000	Penske Automotive Group, Inc. 3.750%, 8/15/2020	25,992
42,000	PulteGroup, Inc. 7.875%, 6/15/2032	53,668

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$50,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	$43,500
60,000	RR Donnelley & Sons Co. 6.500%, 11/15/2023	54,763
51,000	Sally Holdings LLC / Sally Capital, Inc. 5.500%, 11/1/2023[2]	49,597
35,000	Scotts Miracle-Gro Co. 4.500%, 10/15/2029[2]	36,006
38,000	Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/2023[2]	37,831
83,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 6/15/2024	85,242
35,000	United Airlines Holdings, Inc. 6.000%, 12/1/2020	34,738
		932,690

	CONSUMER STAPLES — 4.2%
54,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC 5.750%, 3/15/2025[2]	55,182
111,000	Anheuser-Busch InBev Worldwide, Inc. 4.150%, 1/23/2025[2]	125,957
51,000	General Mills, Inc. 4.200%, 4/17/2028[2]	60,371
62,000	Mondelez International, Inc. 3.625%, 5/7/2023[2]	66,771
		308,281

	ENERGY — 5.9%
27,000	Buckeye Partners LP 4.150%, 7/1/2023[2]	26,265
33,000	Energen Corp. 4.625%, 9/1/2021[2]	33,244
33,000	Enterprise Products Operating LLC 3.500%, 2/1/2022	34,401
121,000	MPLX LP 1.413% (3-Month USD Libor+110 basis points), 9/9/2022[2,3]	118,993
53,000	Occidental Petroleum Corp. 4.300%, 8/15/2039[2]	36,555
68,000	ONEOK, Inc. 6.350%, 1/15/2031[2]	79,598
48,000	PBF Logistics LP / PBF Logistics Finance Corp. 6.875%, 5/15/2023[2]	45,720

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$36,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 2/15/2026[2]	$34,920
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.250%, 5/1/2023[2]	19,500
		429,196
	FINANCIALS — 31.5%
91,000	Air Lease Corp. 3.875%, 7/3/2023[2]	92,618
79,000	Ally Financial, Inc. 8.000%, 11/1/2031	101,936
70,000	Aon Corp. 2.800%, 5/15/2030[2]	74,894
64,000	Bank of America Corp. 6.500% (3-Month USD Libor+417 basis points), 10/29/2049[2,4,5]	68,778
122,000	Brookfield Finance LLC 4.000%, 4/1/2024[2,6]	132,289
96,000	Capital One Financial Corp. 3.750%, 7/28/2026[2]	104,898
83,000	CBRE Services, Inc. 5.250%, 3/15/2025[2]	93,474
55,000	Citigroup, Inc. 5.900% (3-Month USD Libor+423 basis points), 2/15/2023[2,4,5]	54,691
50,000	Crown Castle International Corp. 3.300%, 7/1/2030[2]	54,993
10,000	Digital Realty Trust LP 2.750%, 2/1/2023[2]	10,481
56,000	Discover Financial Services 3.850%, 11/21/2022	59,314
83,000	Equinix, Inc. 2.900%, 11/18/2026[2]	89,467
73,000	Fifth Third Bancorp 2.550%, 5/5/2027[2]	78,203
65,000	Fiserv, Inc. 4.400%, 7/1/2049[2]	79,110
103,000	Goldman Sachs Group, Inc. 2.637% (3-Month USD Libor+175 basis points), 10/28/2027[2,3]	104,391
	JPMorgan Chase & Co.
57,000	6.750% (3-Month USD Libor+378 basis points), 1/29/2049[2,4,5]	61,275
12,000	5.150% (3-Month USD Libor+325 basis points), 11/1/2168[2,4,5]	11,670
35,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024[2]	34,825

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$35,000	Kilroy Realty LP 4.750%, 12/15/2028[2]	$39,248
59,000	MetLife, Inc. 10.750%, 8/1/2039[2]	90,996
35,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 4.500%, 9/1/2026[2]	34,661
72,000	MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/2027[2]	73,980
57,000	Navient Corp. 5.000%, 3/15/2027[2]	47,880
73,000	Principal Financial Group, Inc. 3.700%, 5/15/2029[2]	83,055
124,000	Prudential Financial, Inc. 5.875% (3-Month USD Libor+418 basis points), 9/15/2042[2,5]	131,986
62,000	Raymond James Financial, Inc. 4.650%, 4/1/2030[2]	73,886
60,000	Springleaf Finance Corp. 7.125%, 3/15/2026	62,099
	Starwood Property Trust, Inc.
55,000	3.625%, 2/1/2021[2]	54,037
25,000	5.000%, 12/15/2021[2]	24,250
55,000	Synovus Financial Corp. 3.125%, 11/1/2022[2]	55,681
	VEREIT Operating Partnership LP
74,000	4.600%, 2/6/2024[2]	78,951
43,000	4.875%, 6/1/2026[2]	47,674
68,000	Vornado Realty LP 3.500%, 1/15/2025[2]	67,973
25,000	Wells Fargo & Co. 5.875% (3-Month USD Libor+399 basis points), 12/29/2049[2,4,5]	25,984
		2,299,648
	HEALTH CARE — 4.9%
25,000	Boston Scientific Corp. 4.700%, 3/1/2049[2]	31,894
74,000	Centene Corp. 4.750%, 1/15/2025[2]	75,759
36,000	Encompass Health Corp. 5.750%, 11/1/2024[2]	36,000
	HCA, Inc.
53,000	5.375%, 9/1/2026[2]	57,704
61,000	5.125%, 6/15/2039[2]	71,103

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$25,000	Molina Healthcare, Inc. 5.375%, 11/15/2022[2]	$25,500
55,000	Pfizer, Inc. 2.625%, 4/1/2030[2]	60,589
		358,549
	INDUSTRIALS — 5.6%
50,000	Great Lakes Dredge & Dock Corp. 8.000%, 5/15/2022[2]	51,250
40,000	H&E Equipment Services, Inc. 5.625%, 9/1/2025[2]	40,392
65,000	Mobile Mini, Inc. 5.875%, 7/1/2024[2]	66,904
65,000	Northrop Grumman Corp. 5.150%, 5/1/2040[2]	86,526
46,000	Textron, Inc. 3.900%, 9/17/2029[2]	48,733
35,000	United Rentals North America, Inc. 5.875%, 9/15/2026[2]	36,680
75,000	Xylem, Inc. 1.950%, 1/30/2028[2]	75,643
		406,128
	MATERIALS — 4.1%
45,000	Louisiana-Pacific Corp. 4.875%, 9/15/2024[2]	45,347
37,000	Mercer International, Inc. 6.500%, 2/1/2024[2]	36,360
24,000	Olin Corp. 5.500%, 8/15/2022	24,180
70,000	Sonoco Products Co. 3.125%, 5/1/2030[2]	73,069
65,000	U.S. Concrete, Inc. 6.375%, 6/1/2024[2]	64,188
50,000	Vulcan Materials Co. 3.500%, 6/1/2030[2]	54,467
		297,611
	TECHNOLOGY — 2.4%
36,000	Advanced Micro Devices, Inc. 7.500%, 8/15/2022	39,780
25,000	Anixter, Inc. 5.125%, 10/1/2021	26,315

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$107,000	Dell, Inc. 5.400%, 9/10/2040	$107,963
		174,058
	UTILITIES — 8.9%
40,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/2024[2]	41,488
	Dominion Energy, Inc.
113,000	2.715%, 8/15/2021[7]	115,483
29,000	3.375%, 4/1/2030[2]	32,011
13,000	DPL, Inc. 7.250%, 10/15/2021[2]	13,812
50,000	Interstate Power & Light Co. 4.100%, 9/26/2028[2]	57,912
64,000	NextEra Energy Capital Holdings, Inc. 2.900%, 4/1/2022	66,617
160,000	Pacific Gas and Electric Co. 1.750%, 6/16/2022[2]	160,256
	Southern California Edison Co.
98,000	4.200%, 3/1/2029[2]	114,331
39,000	4.875%, 3/1/2049[2]	51,008
		652,918
	Total Corporate Bonds
	(Cost $6,335,356)	6,535,825
	SHORT-TERM INVESTMENTS — 1.2%
87,550	UMB Money Market Fiduciary, 0.01%[8]	87,550
	Total Short-Term Investments
	(Cost $87,550)	87,550

	TOTAL INVESTMENTS — 99.8%
	(Cost $7,100,957)	7,278,826

	Other Assets in Excess of Liabilities — 0.2%	16,588
	TOTAL NET ASSETS — 100.0%	$7,295,414

LP – Limited Partnership

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

[4]	Perpetual security. Maturity date is not applicable.
[5]	Variable rate security.
[6]	Foreign security denominated in U.S. dollars.
[7]	Step rate security.
[8]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund

SUMMARY OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans
Consumer Discretionary	3.3%
Communications	2.1%
Financials	1.6%
Technology	1.1%
Health Care	0.9%
Total Bank Loans	9.0%
Corporate Bonds
Financials	31.5%
Consumer Discretionary	12.8%
Communications	9.3%
Utilities	8.9%
Energy	5.9%
Industrials	5.6%
Health Care	4.9%
Consumer Staples	4.2%
Materials	4.1%
Technology	2.4%
Total Corporate Bonds	89.6%
Short-Term Investments	1.2%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.5%
	COMMUNICATIONS — 1.7%
108,000	Twitter, Inc.*	$3,217,320
	CONSUMER DISCRETIONARY — 2.6%
78,000	Lennar Corp. - Class A	4,806,360
78	Lennar Corp. - Class B	3,595
		4,809,955
	CONSUMER STAPLES — 5.4%
103,000	Coca-Cola Co.	4,602,040
59,000	Tyson Foods, Inc. - Class A	3,522,890
51,000	Walgreens Boots Alliance, Inc.	2,161,890
		10,286,820
	ENERGY — 5.1%
254,000	Cabot Oil & Gas Corp.	4,363,720
48,000	Phillips 66	3,451,200
19,500	Pioneer Natural Resources Co.	1,905,150
		9,720,070
	FINANCIALS — 16.7%
31,000	Ameriprise Financial, Inc.	4,651,240
86,600	Bank of America Corp.	2,056,750
30,000	BOK Financial Corp.	1,693,200
44,500	Capital One Financial Corp.	2,785,255
25,000	Chubb Ltd.[1]	3,165,500
48,000	Commerce Bancshares, Inc.	2,854,560
25,000	Cullen/Frost Bankers, Inc.	1,867,750
68,000	East West Bancorp, Inc.	2,464,320
45,600	JPMorgan Chase & Co.	4,289,136
470,000	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	1,847,100
37,500	PNC Financial Services Group, Inc.	3,945,375
		31,620,186
	HEALTH CARE — 16.7%
75,000	Alcon, Inc.*,1	4,299,000
27,000	Amgen, Inc.	6,368,220
47,500	Danaher Corp.	8,399,425
161,000	Elanco Animal Health, Inc.*	3,453,450
54,000	Medtronic PLC[1]	4,951,800
47,500	Novartis A.G. - ADR[1]	4,148,650
		31,620,545

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 13.0%
44,900	Allegion PLC[1]	$4,589,678
25,000	General Dynamics Corp.	3,736,500
110,000	Johnson Controls International PLC[1]	3,755,400
59,400	Oshkosh Corp.	4,254,228
24,500	Parker-Hannifin Corp.	4,490,115
59,000	Xylem, Inc.	3,832,640
		24,658,561
	MATERIALS — 6.8%
167,000	Corteva, Inc.	4,473,930
19,000	Martin Marietta Materials, Inc.	3,924,830
58,000	RPM International, Inc.	4,353,480
		12,752,240
	REAL ESTATE — 2.5%
38,000	Equity LifeStyle Properties, Inc. - REIT	2,374,240
17,000	Sun Communities, Inc. - REIT	2,306,560
		4,680,800
	TECHNOLOGY — 25.0%
19,400	Adobe, Inc.*	8,445,014
24,900	ANSYS, Inc.*	7,264,077
55,000	Microchip Technology, Inc.	5,792,050
42,200	Microsoft Corp.	8,588,122
41,600	PayPal Holdings, Inc.*	7,247,968
50,000	QUALCOMM, Inc.	4,560,500
79,000	Sony Corp. - ADR[1]	5,461,270
		47,359,001
	Total Common Stocks
	(Cost $170,950,289)	180,725,498

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.1%
$7,831,006	UMB Money Market Fiduciary, 0.01%[2]	$7,831,006
	Total Short-Term Investments
	(Cost $7,831,006)	7,831,006

	TOTAL INVESTMENTS — 99.6%
	(Cost $178,781,295)	188,556,504

	Other Assets in Excess of Liabilities — 0.4%	744,621
	TOTAL NET ASSETS — 100.0%	$189,301,125

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	25.0%
Health Care	16.7%
Financials	16.7%
Industrials	13.0%
Materials	6.8%
Consumer Staples	5.4%
Energy	5.1%
Consumer Discretionary	2.6%
Real Estate	2.5%
Communications	1.7%
Total Common Stocks	95.5%
Short-Term Investments	4.1%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.3%
	COMMUNICATIONS — 2.1%
20,904	ATN International, Inc.	$1,266,155
11,450	John Wiley & Sons, Inc. - Class A	446,550
21,268	World Wrestling Entertainment, Inc. - Class A	924,095
		2,636,800
	CONSUMER DISCRETIONARY — 6.6%
104,792	1-800-Flowers.com, Inc. - Class A*	2,097,936
27,743	Carter's, Inc.	2,238,860
73,072	Designer Brands, Inc.	494,697
39,258	Liquidity Services, Inc.*	233,978
32,256	Monro, Inc.	1,772,144
106,279	Sonos, Inc.*	1,554,862
		8,392,477
	CONSUMER STAPLES — 3.7%
14,655	Cal-Maine Foods, Inc.*	651,854
37,374	Chefs' Warehouse, Inc.*	507,539
34,701	Herbalife Nutrition Ltd.*,[1]	1,560,851
24,100	Nu Skin Enterprises, Inc. - Class A	921,343
24,618	TreeHouse Foods, Inc.*	1,078,269
		4,719,856
	ENERGY — 1.8%
230,083	Ardmore Shipping Corp.[1]	998,560
22,647	Diamond S Shipping, Inc.*,[1]	180,950
133,909	NexTier Oilfield Solutions, Inc.*	328,077
31,442	Oceaneering International, Inc.*	200,914
196,659	Ring Energy, Inc.*	228,124
99,160	RPC, Inc.	305,413
		2,242,038
	FINANCIALS — 10.3%
33,741	American Equity Investment Life Holding Co.	833,740
237	Assetmark Financial Holdings, Inc.*	6,468
16,316	Banner Corp.	620,008
35,980	Berkshire Hills Bancorp, Inc.	396,500
33,122	BRP Group, Inc. - Class A*	572,017
75,085	Byline Bancorp, Inc.	983,613
73,930	Customers Bancorp, Inc.*	888,639
13,149	Evercore, Inc. - Class A	774,739
32,260	First Financial Bancorp	448,091
72,325	National Bank Holdings Corp. - Class A	1,952,775

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
80,288	Pacific Premier Bancorp, Inc.	$1,740,644
36,305	PacWest Bancorp	715,571
30,893	TCF Financial Corp.	908,872
19,165	Texas Capital Bancshares, Inc.*	591,624
59,710	Umpqua Holdings Corp.	635,314
57,704	Veritex Holdings, Inc.	1,021,361
		13,089,976
	HEALTH CARE — 18.0%
56,758	Acadia Healthcare Co., Inc.*	1,425,761
14,594	Charles River Laboratories International, Inc.*	2,544,464
5,549	Chemed Corp.	2,502,987
36,058	Coherus Biosciences, Inc.*	643,996
146,960	Cross Country Healthcare, Inc.*	905,274
80,532	HMS Holdings Corp.*	2,608,431
46,732	MEDNAX, Inc.*	799,117
55,675	Merit Medical Systems, Inc.*	2,541,564
44,028	Prestige Consumer Healthcare, Inc.*	1,653,692
28,852	Providence Service Corp.*	2,276,711
18,516	Quidel Corp.*	4,142,770
37,122	Supernus Pharmaceuticals, Inc.*	881,648
		22,926,415
	INDUSTRIALS — 19.9%
43,425	AerCap Holdings NV*,[1]	1,337,490
29,122	Albany International Corp. - Class A	1,709,752
55,155	Altra Industrial Motion Corp.	1,757,238
35,585	ASGN, Inc.*	2,372,808
16,892	AZZ, Inc.	579,733
17,871	Barnes Group, Inc.	706,977
66,161	CAI International, Inc.*	1,102,242
29,380	Capital Product Partners LP1	237,390
34,882	Casella Waste Systems, Inc. - Class A*	1,818,050
39,361	Columbus McKinnon Corp.	1,316,625
33,385	Dycom Industries, Inc.*	1,365,113
78,337	Harsco Corp.*	1,058,333
20,264	Huron Consulting Group, Inc.*	896,682
235,412	InnerWorkings, Inc.*	310,744
40,919	Matthews International Corp. - Class A	781,553
31,971	Mercury Systems, Inc.*	2,514,839
61,108	SP Plus Corp.*	1,265,547
80,354	Team, Inc.*	447,572

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
44,745	Titan Machinery, Inc.*	$485,931
221,931	U.S. Xpress Enterprises, Inc. - Class A*	1,331,586
77,952	Wabash National Corp.	827,850
20,645	Westinghouse Air Brake Technologies Corp.	1,188,533
		25,412,588
	MATERIALS — 2.6%
83,958	Alamos Gold, Inc. - Class A1	787,526
49,885	Kraton Corp.*	862,013
51,016	Silgan Holdings, Inc.	1,652,408
		3,301,947
	REAL ESTATE — 7.4%
40,549	Community Healthcare Trust, Inc. - REIT	1,658,454
48,992	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	1,394,312
56,400	iStar, Inc. - REIT	694,848
34,641	Omega Healthcare Investors, Inc. - REIT	1,029,877
43,173	QTS Realty Trust, Inc. - Class A - REIT	2,766,958
64,693	STAG Industrial, Inc. - REIT	1,896,799
		9,441,248
	TECHNOLOGY — 19.2%
63,714	ACI Worldwide, Inc.*	1,719,641
33,531	Advanced Energy Industries, Inc.*	2,273,066
15,024	Aspen Technology, Inc.*	1,556,637
32,613	Belden, Inc.	1,061,553
47,117	Benchmark Electronics, Inc.	1,017,727
52,502	Bottomline Technologies DE, Inc.*	2,665,527
104,692	CalAmp Corp.*	838,583
13,793	Euronet Worldwide, Inc.*	1,321,645
3,426	Gartner, Inc.*	415,677
64,307	Infinera Corp.*	380,697
17,100	Insight Enterprises, Inc.*	841,320
36,125	Itron, Inc.*	2,393,281
104,143	Knowles Corp.*	1,589,222
50,796	MACOM Technology Solutions Holdings, Inc.*	1,744,843
25,420	MTS Systems Corp.	447,138
21,579	Novanta, Inc.*,[1]	2,303,990
12,591	Rogers Corp.*	1,568,839
21,047	Xperi Holding Corp.	310,659
		24,450,045

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 2.7%
33,321	ALLETE, Inc.	$1,819,660
37,115	Unitil Corp.	1,663,494
		3,483,154
	Total Common Stocks
	(Cost $133,541,307)	120,096,544
	EXCHANGE-TRADED FUNDS — 2.4%
11,613	iShares Russell 2000 ETF	1,662,750
15,024	iShares Russell 2000 Value ETF	1,464,239
	Total Exchange-Traded Funds
	(Cost $3,556,162)	3,126,989

Principal Amount
	SHORT-TERM INVESTMENTS — 3.2%
$4,051,324	UMB Money Market Fiduciary, 0.01%[2]	4,051,324
	Total Short-Term Investments
	(Cost $4,051,324)	4,051,324

	TOTAL INVESTMENTS — 99.9%
	(Cost $141,148,793)	127,274,857
	Other Assets in Excess of Liabilities — 0.1%	112,342
	TOTAL NET ASSETS — 100.0%	$127,387,199

LP – Limited Partnership

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	19.9%
Technology	19.2%
Health Care	18.0%
Financials	10.3%
Real Estate	7.4%
Consumer Discretionary	6.6%
Consumer Staples	3.7%
Utilities	2.7%
Materials	2.6%
Communications	2.1%
Energy	1.8%
Total Common Stocks	94.3%
Exchange-Traded Funds	2.4%
Short-Term Investments	3.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	CONSUMER DISCRETIONARY — 15.0%
1,085	Amazon.com, Inc.*	$2,993,320
25,247	Comcast Corp. - Class A	984,128
4,798	Dollar General Corp.	914,067
4,844	Home Depot, Inc.	1,213,470
6,652	Marriott International, Inc. - Class A	570,276
1,776	O'Reilly Automotive, Inc.*	748,886
5,825	Walt Disney Co.	649,546
		8,073,693
	CONSUMER STAPLES — 4.0%
2,846	Costco Wholesale Corp.	862,936
2,316	Estee Lauder Cos., Inc. - Class A	436,983
6,190	PepsiCo, Inc.	818,689
		2,118,608
	ENERGY — 3.4%
5,375	Chevron Corp.	479,611
10,073	EOG Resources, Inc.	510,298
11,401	Phillips 66	819,732
		1,809,641
	FINANCIALS — 10.5%
7,443	Ameriprise Financial, Inc.	1,116,748
36,159	Bank of America Corp.	858,776
5,687	Chubb Ltd.[1]	720,088
13,539	Intercontinental Exchange, Inc.	1,240,172
14,263	JPMorgan Chase & Co.	1,341,578
11,436	Zions Bancorp N.A.	388,824
		5,666,186
	HEALTH CARE — 17.8%
12,037	Abbott Laboratories	1,100,543
13,952	Adaptive Biotechnologies Corp.*	674,998
6,919	Alexion Pharmaceuticals, Inc.*	776,589
3,539	Becton, Dickinson and Co.	846,777
4,304	Bio-Techne Corp.	1,136,557
4,441	Bristol-Myers Squibb Co.	261,131
12,551	Catalent, Inc.*	919,988
5,785	Cigna Corp.	1,085,555
6,328	Guardant Health, Inc.*	513,391
2,729	Teleflex, Inc.	993,301

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
3,498	Thermo Fisher Scientific, Inc.	$1,267,465
		9,576,295
	INDUSTRIALS — 7.7%
7,755	AMETEK, Inc.	693,064
2,063	Boeing Co.	378,148
4,171	Honeywell International, Inc.	603,085
4,946	Norfolk Southern Corp.	868,369
2,648	Roper Technologies, Inc.	1,028,113
6,441	Trane Technologies PLC[1]	573,120
		4,143,899
	MATERIALS — 2.3%
4,346	Avery Dennison Corp.	495,835
10,917	Ball Corp.	758,622
		1,254,457
	REAL ESTATE — 3.2%
5,304	Alexandria Real Estate Equities, Inc. - REIT	860,574
9,263	Prologis, Inc.	864,516
		1,725,090
	TECHNOLOGY — 31.8%
1,644	Adobe, Inc.*	715,650
1,646	Alphabet, Inc. - Class A*	2,334,110
8,428	Apple, Inc.	3,074,534
3,769	Broadcom, Inc.	1,189,534
16,830	Cisco Systems, Inc.	784,951
7,506	Fidelity National Information Services, Inc.	1,006,479
5,254	Microchip Technology, Inc.	553,299
19,405	Microsoft Corp.	3,949,112
1,579	NVIDIA Corp.	599,878
4,814	salesforce.com, Inc.*	901,807
10,377	Visa, Inc. - Class A	2,004,525
		17,113,879
	UTILITIES — 2.5%
4,482	American Water Works Co., Inc.	576,654

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
3,162	NextEra Energy, Inc.	$759,418
		1,336,072
	Total Common Stocks
	(Cost $45,924,736)	52,817,820

Principal Amount
	SHORT-TERM INVESTMENTS — 3.6%
$1,942,717	UMB Money Market Fiduciary, 0.01%[2]	1,942,717
	Total Short-Term Investments
	(Cost $1,942,717)	1,942,717

	TOTAL INVESTMENTS — 101.8%
	(Cost $47,867,453)	54,760,537
	Liabilities in Excess of Other Assets — (1.8)%	(979,667)
	TOTAL NET ASSETS — 100.0%	$53,780,870

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle Core Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	31.8%
Health Care	17.8%
Consumer Discretionary	15.0%
Financials	10.5%
Industrials	7.7%
Consumer Staples	4.0%
Energy	3.4%
Real Estate	3.2%
Utilities	2.5%
Materials	2.3%
Total Common Stocks	98.2%
Short-Term Investments	3.6%
Total Investments	101.8%
Liabilities in Excess of Other Assets	(1.8)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 2020 (Unaudited)

	Aristotle/Saul Global Equity Fund	Aristotle International Equity Fund	Aristotle Strategic Credit Fund
Assets:
Investments, at cost	$53,287,683	$124,450,240	$7,100,957
Foreign currency, at cost	$-	$453,482	$-
Investments, at value	60,849,375	124,152,444	7,278,826
Foreign currency, at value	-	454,532	-
Cash	-	-	3,036
Receivables:
Investment securities sold	253,724	-	2,155
Fund shares sold	2,749	118,016	-
Dividends and interest	122,646	266,402	72,706
Due from Advisor	-	-	14,622
Prepaid expenses	8,603	10,910	9,817
Total assets	61,237,097	125,002,304	7,381,162

Liabilities:
Payables:
Investment securities purchased	-	1,450,096	37,591
Fund shares redeemed	131,107	12,142	-
Advisory fees	22,761	43,808	2,452
Shareholder servicing fees (Note 7)	-	9,859	-
Fund administration and accounting fees	7,758	25,558	16,965
Transfer agent fees and expenses	5,456	4,803	2,502
Custody fees	5,876	2,107	3,988
Auditing fees	10,461	9,854	12,237
Trustees' deferred compensation (Note 3)	4,118	3,986	3,887
Trustees' fees and expenses	1,920	438	221
Chief Compliance Officer fees	1,071	1,011	1,435
Offering costs - Related Parties	-	-	-
Accrued other expenses	3,372	4,931	4,470
Total liabilities	193,900	1,568,593	85,748

Net Assets	$61,043,197	$123,433,711	$7,295,414

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$52,716,957	$124,700,753	$7,605,586
Total distributable earnings (accumulated deficit)	8,326,240	(1,267,042)	(310,172)
Net Assets	$61,043,197	$123,433,711	$7,295,414

Class I:
Shares of beneficial interest issued and outstanding	5,200,514	12,041,840	727,542
Net asset value per share	$11.74	$10.25	$10.03

See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2020 (Unaudited)

	Aristotle Value Equity Fund	Aristotle Small Cap Equity Fund	Aristotle Core Equity Fund
Assets:
Investments, at cost	$178,781,295	$141,148,793	$47,867,453
Foreign currency, at cost	$-	$-	$-
Investments, at value	188,556,504	127,274,857	54,760,537
Foreign currency, at value	-	-	-
Cash	-	-	-
Receivables:
Investment securities sold	794,578	-	-
Fund shares sold	1,189,066	255,140	6,500
Dividends and interest	164,979	59,120	16,186
Due from Advisor	-	1,000	-
Prepaid expenses	28,868	7,942	10,929
Total assets	190,733,995	127,598,059	54,794,152

Liabilities:
Payables:
Investment securities purchased	1,273,405	24,688	964,487
Fund shares redeemed	37,718	66,780	-
Advisory fees	73,698	55,557	6,949
Shareholder servicing fees (Note 7)	-	1,151	6,176
Fund administration and accounting fees	22,989	15,590	11,624
Transfer agent fees and expenses	6,917	5,260	4,147
Custody fees	2,663	4,209	385
Auditing fees	9,439	9,437	9,889
Trustees' deferred compensation (Note 3)	4,057	3,984	3,903
Trustees' fees and expenses	414	388	407
Chief Compliance Officer fees	155	710	1,252
Offering costs - Related Parties	-	10,084	-
Accrued other expenses	1,415	13,022	4,063
Total liabilities	1,432,870	210,860	1,013,282

Net Assets	$189,301,125	$127,387,199	$53,780,870

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$180,414,860	$145,502,833	$46,544,414
Total distributable earnings (accumulated deficit)	8,886,265	(18,115,634)	7,236,456
Net Assets	$189,301,125	$127,387,199	$53,780,870

Class I:
Shares of beneficial interest issued and outstanding	13,895,665	11,787,660	3,690,822
Net asset value per share	$13.62	$10.81	$14.57

See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

	Aristotle/Saul Global Equity Fund	Aristotle International Equity Fund	Aristotle Strategic Credit Fund
Investment income:
Dividends (net of foreign withholding taxes of $46,270, $138,491 and $0, respectively)	$599,386	$1,169,650	$-
Interest	953	1,405	132,102
Total investment income	600,339	1,171,055	132,102

Expenses:
Advisory fees	211,125	350,297	15,439
Shareholder servicing fees (Note 7)	-	43,922	-
Fund administration and accounting fees	33,420	66,405	42,705
Transfer agent fees and expenses	10,996	11,363	6,779
Custody fees	9,920	19,594	5,397
Legal fees	14,538	7,318	4,030
Registration fees	12,434	13,428	11,042
Auditing fees	9,934	9,934	11,414
Trustees' fees and expenses	5,836	5,100	4,762
Miscellaneous	3,250	3,874	2,460
Chief Compliance Officer fees	2,579	2,575	2,579
Shareholder reporting fees	2,557	3,460	1,611
Insurance fees	764	731	671
Total expenses	317,353	538,001	108,889
Advisory fees waived	(76,069)	(137,660)	(15,439)
Other expenses absorbed	-	-	(73,085)
Net expenses	241,284	400,341	20,365
Net investment income	359,055	770,714	111,737

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	435,452	(1,350,090)	(15,717)
Foreign currency transactions	17,619	10,192	-
Net realized gain (loss)	453,071	(1,339,898)	(15,717)
Net change in unrealized appreciation/depreciation on:
Investments	(6,966,530)	(9,509,357)	(16,105)
Forward foreign currency exchange contracts	-	-	-
Foreign currency translations	(100)	1,238	-
Net change in unrealized appreciation/depreciation	(6,966,630)	(9,508,119)	(16,105)
Net realized and unrealized gain (loss)	(6,513,559)	(10,848,017)	(31,822)

Net Increase (Decrease) in Net Assets from Operations	$(6,154,504)	$(10,077,303)	$79,915

See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended June 30, 2020 (Unaudited)

	Aristotle Value Equity Fund	Aristotle Small Cap Equity Fund	Aristotle Core Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $15,519, $357 and $0, respectively)	$1,128,640	$560,783	$232,629
Interest	1,895	3,303	662
Total investment income	1,130,535	564,086	233,291

Expenses:
Advisory fees	378,327	423,780	84,936
Shareholder servicing fees (Note 7)	-	72,020	16,749
Fund administration and accounting fees	70,460	65,031	32,793
Transfer agent fees and expenses	16,669	14,545	8,909
Custody fees	11,219	18,869	6,407
Legal fees	5,055	4,593	4,591
Registration fees	11,228	9,946	11,463
Auditing fees	9,933	9,933	9,375
Trustees' fees and expenses	5,107	5,126	5,015
Miscellaneous	3,365	9,490	3,887
Chief Compliance Officer fees	2,579	2,579	2,579
Shareholder reporting fees	7,019	2,894	2,234
Insurance fees	805	725	682
Total expenses	521,766	639,531	189,620
Advisory fees waived	(70,691)	(130,993)	(79,202)
Other expenses absorbed	-	-	-
Net expenses	451,075	508,538	110,418
Net investment income	679,460	55,548	122,873

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	137,375	(2,427,360)	382,483
Foreign currency transactions	-	-	-
Net realized gain (loss)	137,375	(2,427,360)	382,483
Net change in unrealized appreciation/depreciation on:
Investments	(3,669,965)	(18,462,648)	2,199,172
Forward foreign currency exchange contracts	-	-	-
Foreign currency translations	-	-	-
Net change in unrealized appreciation/depreciation	(3,669,965)	(18,462,648)	2,199,172
Net realized and unrealized gain (loss)	(3,532,590)	(20,890,008)	2,581,655

Net Increase (Decrease) in Net Assets from Operations	$(2,853,130)	$(20,834,460)	$2,704,528

See Accompanying Notes to Financial Statements.

Aristotle/Saul Global Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$359,055	$658,939
Net realized gain on investments, forward foreign currency exchange contracts and foreign currency transactions	453,071	3,381,232
Net change in unrealized appreciation/depreciation on investments, forward foreign currency exchange contracts and foreign currency translations	(6,966,630)	12,437,802
Net increase (decrease) in net assets resulting from operations	(6,154,504)	16,477,973

Distributions to Shareholders:
Distributions	-	(4,766,786)
Total distributions to shareholders	-	(4,766,786)

Capital Transactions:
Class I:
Net proceeds from shares sold	3,715,851	9,332,161
Reinvestment of distributions	-	2,299,072
Cost of shares redeemed[1]	(6,758,362)	(17,946,364)
Net decrease in net assets from capital transactions	(3,042,511)	(6,315,131)

Total increase (decrease) in net assets	(9,197,015)	5,396,056

Net Assets:
Beginning of period	70,240,212	64,844,156
End of period	$61,043,197	$70,240,212

Capital Share Transactions:
Class I:
Shares sold	344,223	766,759
Shares reinvested	-	182,033
Shares redeemed	(635,540)	(1,482,198)
Net decrease in capital share transactions	(291,317)	(533,406)

[1]	Net of redemption fee proceeds of $7 and $0, respectively.

See Accompanying Notes to Financial Statements.

Aristotle International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$770,714	$1,114,213
Net realized gain (loss) on investments and foreign currency transactions	(1,339,898)	110,157
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(9,508,119)	12,882,047
Net increase (decrease) in net assets resulting from operations	(10,077,303)	14,106,417

Distributions to Shareholders:
Distributions	-	(1,268,938)
Total distributions to shareholders	-	(1,268,938)

Capital Transactions:
Class I:
Net proceeds from shares sold	57,254,534	40,780,346
Reinvestment of distributions	-	1,234,264
Cost of shares redeemed[1]	(14,968,046)	(9,263,875)
Net increase in net assets from capital transactions	42,286,488	32,750,735

Total increase in net assets	32,209,185	45,588,214

Net Assets:
Beginning of period	91,224,526	45,636,312
End of period	$123,433,711	$91,224,526

Capital Share Transactions:
Class I:
Shares sold	5,814,935	3,772,285
Shares reinvested	-	106,863
Shares redeemed	(1,595,016)	(840,361)
Net increase in capital share transactions	4,219,919	3,038,787

[1]	Net of redemption fee proceeds of $208 and $5,265, respectively.

See Accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$111,737	$213,461
Net realized loss on investments	(15,717)	(51,125)
Net change in unrealized appreciation/depreciation on investments	(16,105)	409,215
Net increase in net assets resulting from operations	79,915	571,551

Distributions to Shareholders:
Distributions	(111,597)	(217,967)
Total distributions to shareholders	(111,597)	(217,967)

Capital Transactions:
Class I:
Net proceeds from shares sold	1,275,022	700,102
Reinvestment of distributions	102,093	195,367
Cost of shares redeemed[1]	(22,253)	(95,043)
Net increase in net assets from capital transactions	1,354,862	800,426

Total increase in net assets	1,323,180	1,154,010

Net Assets:
Beginning of period	5,972,234	4,818,224
End of period	$7,295,414	$5,972,234

Capital Share Transactions:
Class I:
Shares sold	126,569	69,710
Shares reinvested	10,435	19,733
Shares redeemed	(2,283)	(9,475)
Net increase in capital share transactions	134,721	79,968

[1]	Net of redemption fee proceeds of $76 and $0, respectively.

See Accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$679,460	$795,209
Net realized gain (loss) on investments	137,375	(1,537,435)
Net change in unrealized appreciation/depreciation on investments	(3,669,965)	27,803,961
Net increase (decrease) in net assets resulting from operations	(2,853,130)	27,061,735

Distributions to Shareholders:
Distributions	-	(810,250)
Total distributions to shareholders	-	(810,250)

Capital Transactions:
Class I:
Net proceeds from shares sold	115,779,430	73,364,164
Reinvestment of distributions	-	525,951
Cost of shares redeemed[1]	(23,162,280)	(99,335,384)
Net increase (decrease) in net assets from capital transactions	92,617,150	(25,445,269)

Total increase in net assets	89,764,020	806,216

Net Assets:
Beginning of period	99,537,105	98,730,889
End of period	$189,301,125	$99,537,105

Capital Share Transactions:
Class I:
Shares sold	9,044,070	5,547,649
Shares reinvested	-	36,073
Shares redeemed	(1,876,205)	(7,599,437)
Net increase (decrease) in capital share transactions	7,167,865	(2,015,715)

[1]	Net of redemption fee proceeds of $918 and $3,131, respectively.

See Accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$55,548	$32,717
Net realized gain (loss) on investments	(2,427,360)	441,909
Net change in unrealized appreciation/depreciation on investments	(18,462,648)	11,340,874
Net increase (decrease) in net assets resulting from operations	(20,834,460)	11,815,500

Distributions to Shareholders:
Distributions	-	(1,748,403)
Total distributions to shareholders	-	(1,748,403)

Capital Transactions:
Class I:
Net proceeds from shares sold	54,188,020	87,440,706
Reinvestment of distributions	-	1,734,321
Cost of shares redeemed[1]	(23,221,440)	(22,889,148)
Net increase in net assets from capital transactions	30,966,580	66,285,879

Total increase in net assets	10,132,120	76,352,976

Net Assets:
Beginning of period	117,255,079	40,902,103
End of period	$127,387,199	$117,255,079

Capital Share Transactions:
Class I:
Shares sold	5,175,871	6,971,268
Shares reinvested	-	136,346
Shares redeemed	(2,439,151)	(1,865,590)
Net increase in capital share transactions	2,736,720	5,242,024

[1]	Net of redemption fee proceeds of $976 and $3,079, respectively.

See Accompanying Notes to Financial Statements.

Aristotle Core Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$122,873	$130,575
Net realized gain on investments	382,483	6,369
Net change in unrealized appreciation/depreciation on investments	2,199,172	5,006,109
Net increase in net assets resulting from operations	2,704,528	5,143,053

Distributions to Shareholders:
Distributions	-	(159,119)
Total distributions to shareholders	-	(159,119)

Capital Transactions:
Class I:
Net proceeds from shares sold	28,843,076	12,608,000
Reinvestment of distributions	-	157,779
Cost of shares redeemed[1]	(5,035,412)	(1,235,893)
Net increase in net assets from capital transactions	23,807,664	11,529,886

Total increase in net assets	26,512,192	16,513,820

Net Assets:
Beginning of period	27,268,678	10,754,858
End of period	$53,780,870	$27,268,678

Capital Share Transactions:
Class I:
Shares sold	2,171,617	976,866
Shares reinvested	-	11,222
Shares redeemed	(384,165)	(93,600)
Net increase in capital share transactions	1,787,452	894,488

[1]	Net of redemption fee proceeds of $707 and $29, respectively.

See Accompanying Notes to Financial Statements.

Aristotle/Saul Global Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2020		For the Year Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.79		$10.76	$13.29	$11.59	$10.27	$10.62
Income from Investment Operations:
Net investment income[1]	0.07		0.12	0.13	0.09	0.07	0.09
Net realized and unrealized gain (loss)	(1.12)		2.83	(1.35)	1.68	1.33	(0.30)
Total from investment operations	(1.05)		2.95	(1.22)	1.77	1.40	(0.21)

Less Distributions:
From net investment income	-		(0.17)	(0.23)	(0.07)	(0.08)	(0.14)
From net realized gain	-		(0.75)	(1.08)	-	-	-
Total distributions	-		(0.92)	(1.31)	(0.07)	(0.08)	(0.14)

Redemption fee proceeds[1]	-	[2]	-	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$11.74		$12.79	$10.76	$13.29	$11.59	$10.27

Total return[3]	(8.21)%[4]		27.55%	(9.53)%	15.29%	13.60%	(1.97)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$61,043		$70,240	$64,844	$107,728	$80,678	$62,689

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.05%[5]		1.02%	1.20%	1.25%	1.31%	1.41%
After fees waived and expenses absorbed	0.80	%5	0.80%	0.93%[6]	0.98%	1.06%[7]	1.10%
Ratio of net investment income to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	0.94%[5]		0.75%	0.71%	0.46%	0.33%	0.56%
After fees waived and expenses absorbed	1.19%[5]		0.97%	0.98%	0.73%	0.58%	0.87%

Portfolio turnover rate	10%[4]		22%	37%	27%	39%	51%

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

Aristotle/Saul Global Equity Fund

FINANCIAL HIGHLIGHTS

Class I

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective September 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.80% of average daily net assets of the Fund. Prior to September 1, 2018, the annual operating expense limitation was 0.98%.
[7]	Effective September 1, 2016, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.98% of average daily net assets of the Fund. Prior to September 1, 2016, the annual operating expense limitation was 1.10%.

See Accompanying Notes to Financial Statements.

Aristotle International Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.66	$9.54	$10.74	$8.89	$9.15	$9.17
Income from Investment Operations:
Net investment income[1]	0.08	0.18	0.16	0.15	0.12	0.09
Net realized and unrealized gain (loss)	(1.49)	2.11	(1.22)	1.86	(0.23)	(0.07)
Total from investment operations	(1.41)	2.29	(1.06)	2.01	(0.11)	0.02

Less Distributions:
From net investment income	-	(0.15)	(0.14)	(0.16)	(0.15)	(0.04)
From net realized gain	-	(0.02)	-	-	-	-
Total distributions	-	(0.17)	(0.14)	(0.16)	(0.15)	(0.04)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	-	- [2]
Net asset value, end of period	$10.25	$11.66	$9.54	$10.74	$8.89	$9.15

Total return[3]	(12.09)%[4]	23.98%	(9.89)%	22.64%	(1.17)%	0.25%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$123,434	$91,225	$45,636	$16,677	$10,773	$12,089

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.08%[5]	1.17%	1.42%	2.38%	2.43%	4.22%
After fees waived and expenses absorbed	0.80%[5]	0.80%	0.88%[6]	0.93%	1.05%[7]	1.10%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.26%[5]	1.26%	0.90%	0.09%	(0.06)%	(2.13)%
After fees waived and expenses absorbed	1.54%[5]	1.63%	1.44%	1.54%	1.32%	0.99%

Portfolio turnover rate	7%[4]	11%	17%	10%	48%	86%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

Aristotle International Equity Fund

FINANCIAL HIGHLIGHTS

Class I

[6]	Effective September 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.80% of average daily net assets of the Fund. Prior to September 1, 2018, the annual operating expense limitation was 0.93%.
[7]	Effective September 1, 2016, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.93% of average daily net assets of the Fund. Prior to September 1, 2016, the annual operating expense limitation was 1.10%.

See Accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.07	$9.39	$9.96	$9.94	$9.36	$10.00
Income from Investment Operations:
Net investment income[1]	0.17	0.40	0.41	0.41	0.43	0.45
Net realized and unrealized gain (loss)	(0.04)	0.68	(0.56)	0.02	0.59	(0.69)
Total from investment operations	0.13	1.08	(0.15)	0.43	1.02	(0.24)

Less Distributions:
From net investment income	(0.17)	(0.40)	(0.42)	(0.41)	(0.44)	(0.40)

Redemption fee proceeds[1]	- [2]	-	-	-	-	-
Net asset value, end of period	$10.03	$10.07	$9.39	$9.96	$9.94	$9.36

Total return[3]	1.30%[4]	11.71%	(1.58)%	4.35%	11.07%	(2.49)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,295	$5,972	$4,818	$7,251	$9,139	$8,305

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.31%[5]	3.94%	4.03%	2.96%	3.18%	3.11%
After fees waived and expenses absorbed	0.62%[5]	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.71%[5]	0.69%	0.80%	1.73%	1.88%	2.01%
After fees waived and expenses absorbed	3.40%[5]	4.01%	4.21%	4.07%	4.44%	4.50%

Portfolio turnover rate	20%[4]	54%	89%	69%	75%	88%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31,			For the Period August 31, 2016* through December 31,
	(Unaudited)	2019	2018	2017	2016
Net asset value, beginning of period	$14.79	$11.29	$12.64	$10.45	$10.00
Income from Investment Operations:
Net investment income[1]	0.07	0.13	0.13	0.11	0.03
Net realized and unrealized gain (loss)	(1.24)	3.50	(1.33)	2.20	0.45
Total from investment operations	(1.17)	3.63	(1.20)	2.31	0.48

Less Distributions:
From net investment income	-	(0.13)	(0.07)	(0.06)	(0.03)
From net realized gain	-	-	(0.08)	(0.06)	-
Total distributions	-	(0.13)	(0.15)	(0.12)	(0.03)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	-
Net asset value, end of period	$13.62	$14.79	$11.29	$12.64	$10.45

Total return[3]	(7.91)%[4]	32.18%	(9.53)%	22.12%	4.77%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$189,301	$99,537	$98,731	$9,170	$2,571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.83%[5]	0.93%	0.96%	4.53%	10.12%[5]
After fees waived and expenses absorbed	0.72%[5,6]	0.78%	0.78%	0.78%	0.78%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.97%[5]	0.82%	0.89%	(2.80)%	(8.43)%[5]
After fees waived and expenses absorbed	1.08%[5]	0.97%	1.07%	0.95%	0.91%[5]

Portfolio turnover rate	12%[4]	86%	18%	14%	7%[4]

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective March 1, 2020, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.69% of average daily net assets of the Fund. Prior to March 1, 2020, the annual operating expense limitation was 0.78%.

See Accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31,				For the Period October 30, 2015* through December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.96	$10.74	$12.83	$11.40	$9.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01	0.01	0.01	- [2]	(0.01)	0.01
Net realized and unrealized gain (loss)	(2.16)	2.41	(1.56)	2.03	1.78	(0.35)
Total from investment operations	(2.15)	2.42	(1.55)	2.03	1.77	(0.34)

Less Distributions:
From net investment income	-	- [2]	(0.01)	-	- [2]	(0.01)
From net realized gain	-	(0.20)	(0.53)	(0.60)	(0.02)	-
Total distributions	-	(0.20)	(0.54)	(0.60)	(0.02)	(0.01)

Redemption fee proceeds[1]	- [2]	- [2]	-	- [2]	- [2]	-
Net asset value, end of period	$10.81	$12.96	$10.74	$12.83	$11.40	$9.65

Total return[3]	(16.59)%[4]	22.59%	(12.29)%	17.87%	18.31%	(3.43)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$127,387	$117,255	$40,902	$11,422	$4,118	$1,569

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.13%[5]	1.16%	1.44%	4.96%	9.28%	19.35%[5]
After fees waived and expenses absorbed	0.90%[5]	0.90%	0.90%	1.04%[6]	1.15%	1.15%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.13)%[5]	(0.21)%	(0.46)%	(3.90)%	(8.19)%	(17.80)%[5]
After fees waived and expenses absorbed	0.10%[5]	0.05%	0.08%	0.02%	(0.06)%	0.40%[5]

Portfolio turnover rate	10%[4]	59%	94%	42%	18%	2%[4]

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

FINANCIAL HIGHLIGHTS - Continued

Class I

[4]	Not annualized.
[5]	Annualized.
[6]	Effective September 1, 2017, the Advisor has contractually agreed to limit the operating expense to 0.90%. Prior to September 1, 2017, the Advisor had contractually agreed to limit the operating expenses to 1.15%.

See Accompanying Notes to Financial Statements.

Aristotle Core Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2020	For the Year Ended December 31,		For the Period March 31, 2017* through December 31,
	(Unaudited)	2019	2018	2017
Net asset value, beginning of period	$14.33	$10.66	$11.42	$10.00
Income from Investment Operations:
Net investment income[1]	0.05	0.09	0.08	0.07
Net realized and unrealized gain (loss)	0.19	3.67	(0.72)	1.39
Total from investment operations	0.24	3.76	(0.64)	1.46

Less Distributions:
From net investment income	-	(0.07)	(0.07)	(0.04)
From net realized gain	-	(0.02)	(0.05)	-
Total distributions	-	(0.09)	(0.12)	(0.04)

Redemption fee proceeds	- [2]	- [2]	-	-
Net asset value, end of period	$14.57	$14.33	$10.66	$11.42

Total return[3]	1.67%[4]	35.24%	(5.66)%	14.64%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,781	$27,269	$10,755	$6,880

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.11%[5]	1.47%	2.59%	5.85%[5]
After fees waived and expenses absorbed	0.65%[5]	0.65%	0.65%	0.65%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.26%[5]	(0.15)%	(1.28)%	(4.40)%[5]
After fees waived and expenses absorbed	0.72%[5]	0.67%	0.66%	0.80%[5]

Portfolio turnover rate	10%[4]	18%	32%	22%[4]

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (Unaudited)

Note 1 – Organization

Aristotle/Saul Global Equity Fund (the ‘‘Global Equity Fund’’), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”), Aristotle Value Equity Fund (the “Value Equity Fund”), Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund) and Aristotle Core Equity Fund (the “Core Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 1, 2020, the Global Equity Fund was known as Saul Global Opportunities Fund.

The Global Equity Fund’s primary investment objective is to maximize long-term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Value Equity Fund’s primary investment objective is to maximize long-term capital appreciation. The Fund commenced investment operations on August 31, 2016.

The Small Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 30, 2015.

The Core Equity Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on March 31, 2017.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

(b) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax periods ended December 31, 2016-2019, and as of and during the six months ended June 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Global Equity Fund, International Equity Fund, Value Equity Fund, Small Cap Equity Fund and Core Equity Fund will make distributions of net investment income, if any, at least annually, typically in December. The Strategic Credit Fund will make distributions of net investment income monthly. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with Aristotle Capital Management, LLC, Aristotle Credit Partners, LLC, Aristotle Capital Boston, LLC and Aristotle Atlantic Partners, LLC (the “Advisors”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the respective Advisor based on each Fund’s average daily net assets. The annual rates are listed in the table below:

	Investment Advisors	Investment Advisory Fees
Global Equity Fund	Aristotle Capital Management, LLC	0.70%
International Equity Fund	Aristotle Capital Management, LLC	0.70%
Strategic Credit Fund	Aristotle Credit Partners, LLC	0.47%
Value Equity Fund	Aristotle Capital Management, LLC	0.60%
Small Cap Equity Fund	Aristotle Capital Boston, LLC	0.75%
Core Equity Fund	Aristotle Atlantic Partners, LLC	0.50%

The respective Advisor for each fund has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund:

	Agreement Expires	Total Limit on Annual Operating Expenses†
Global Equity Fund	April 30, 2021	0.80%
International Equity Fund	April 30, 2021	0.80%
Strategic Credit Fund	April 30, 2021	0.62%
Value Equity Fund[1]	April 30, 2021	0.69%
Small Cap Equity Fund	April 30, 2021	0.90%
Core Equity Fund	April 30, 2021	0.65%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

[1]	Effective March 1, 2020, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.69% of the average daily net assets of the Fund. Prior to March 1, 2020, the annual operating expense limitation was 0.78%.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

For the six months ended June 30, 2020, the respective Advisor waived its advisory fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
Global Equity Fund	$76,069	$-	$76,069
International Equity Fund	137,660	-	137,660
Strategic Credit Fund	15,439	73,085	88,524
Value Equity Fund	70,691	-	70,691
Small Cap Equity Fund	130,993	-	130,993
Core Equity Fund	79,202	-	79,202

The respective Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Each Advisor may recapture all or a portion of these amounts no later than December 31, of the years stated below:

	Global Equity Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
2020	272,495	201,668	207,025	199,037	186,635	167,061
2021	252,914	213,673	209,775	102,754	193,718	191,146
2022	151,272	251,277	176,924	123,495	189,206	160,016
2023	76,069	137,660	88,524	70,691	130,993	79,202
Total	$752,750	$804,278	$682,248	$495,977	$700,552	$597,425

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2020 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2020, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2020, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At June 30, 2020, the gross unrealized appreciation (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Global Equity Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
Cost of investments	$53,341,711	$124,773,778	$7,100,957	$179,318,172	$143,184,497	$47,895,647

Gross unrealized appreciation	$13,125,704	$11,095,125	$306,493	$20,298,211	$12,893,839	$8,264,786
Gross unrealized depreciation	(5,618,040)	(11,716,459)	(128,624)	(11,059,879)	(28,803,479)	(1,399,896)

Net unrealized appreciation (depreciation) on investments	$7,507,664	$(621,334)	$177,869	$9,238,332	$(15,909,640)	$6,864,890

Any differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

As of December 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Global Equity Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
Undistributed ordinary income	$16,884	$32,354	$59	$2,193	$9,113	$4,544
Undistributed long-term capital gains	-	-	-	-	151,001	-
Tax accumulated earnings	16,884	32,354	59	2,193	160,114	4,544

Accumulated capital and other losses	-	-	(468,900)	(1,167,312)	-	(134,698)
Net unrealized appreciation on investments	14,467,149	8,781,326	193,974	12,908,297	2,562,424	4,665,718
Net unrealized appreciation on foreign currency	565	295	-	-	-	-
Unrealized deferred compensation	(3,854)	(3,714)	(3,623)	(3,783)	(3,712)	(3,636)
Total accumulated earnings (deficit)	$14,480,744	$8,810,261	$(278,490)	$11,739,395	$2,718,826	$4,531,928

The tax character of the distributions paid during the fiscal year ended December 31, 2019 and December 31, 2018 were as follows:

	Global Equity Fund		International Equity Fund
Distributions paid from:	2019	2018	2019	2018
Ordinary income	$1,039,563	$1,138,756	$1,135,884	$605,560
Net long-term capital gains	3,727,223	6,208,281	133,054	-
Total distributions paid	$4,766,786	$7,347,037	$1,268,938	$605,560

	Strategic Credit Fund		Value Equity Fund
Distributions paid from:	2019	2018	2019	2018
Ordinary income	$217,967	$258,595	$810,250	$754,375
Net long-term capital gains	-	-	-	566,249
Total distributions paid	$217,967	$258,595	$810,250	$1,320,624

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

	Small Cap Equity Fund		Core Equity Fund
Distributions paid from:	2019	2018	2019	2018
Ordinary income	$32,028	$942,720	$129,556	$97,559
Net long-term capital gains	1,716,375	1,024,924	29,563	17,653
Total distributions paid	$1,748,403	$1,967,644	$159,119	$115,212

At December 31, 2019, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
Global Equity Fund	$-	$-	$-
International Equity Fund	-	-	-
Strategic Credit Fund	389,772	79,128	468,900
Value Equity Fund	1,167,312	-	1,167,312
Small Cap Equity Fund	-	-	-
Core Equity Fund	134,698	-	134,698

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2020 and the year ended December 31, 2019, redemption fees were as follows:

	June 30, 2020	December 31, 2019
Global Equity Fund	$7	$-
International Equity Fund	208	5,265
Strategic Credit Fund	76	-
Value Equity Fund	918	3,131
Small Cap Equity Fund	976	3,079
Core Equity Fund	707	29

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

Note 6 – Investment Transactions

For the six months ended June 30, 2020, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Global Equity Fund	$5,919,897	$9,539,501
International Equity Fund	50,545,617	6,971,753
Strategic Credit Fund	2,906,116	1,284,205
Value Equity Fund	103,393,099	15,109,024
Small Cap Equity Fund	41,188,952	10,601,150
Core Equity Fund	27,387,504	3,562,153

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the International Equity Fund, the Small Cap Equity Fund and the Core Equity Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2020, the International Equity Fund, the Small Cap Equity Fund and the Core Equity Fund shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2020, in valuing the Funds’ assets carried at fair value:

Global Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$59,016,534	$-	$-	$59,016,534
Short-Term Investments	1,832,841	-	-	1,832,841
Total Investments	$60,849,375	$-	$-	$60,849,375

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$121,632,368	$-	$-	$121,632,368
Short-Term Investments	2,520,076	-	-	2,520,076
Total Investments	$124,152,444	$-	$-	$124,152,444

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans[2]	$-	$655,451	$-	$655,451
Corporate Bonds[2]	-	6,535,825	-	6,535,825
Short-Term Investments	87,550	-	-	87,550
Total Investments	$87,550	$7,191,276	$-	$7,278,826

Value Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$180,725,498	$-	$-	$180,725,498
Short-Term Investments	7,831,006	-	-	7,831,006
Total Investments	$188,556,504	$-	$-	$188,556,504

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$120,096,544	$-	$-	$120,096,544
Exchange-Traded Funds	3,126,989	-	-	3,126,989
Short-Term Investments	4,051,324	-	-	4,051,324
Total Investments	$127,274,857	$-	$-	$127,274,857

Core Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$52,817,820	$-	$-	$52,817,820
Short-Term Investments	1,942,717	-	-	1,942,717
Total Investments	$54,760,537	$-	$-	$54,760,537

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

[2]	All corporate bonds and bank loans held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Note 10 – Unfunded Commitments

The Strategic Credit Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statements of Assets and Liabilities.

As of June 30, 2020, the Strategic Credit Fund had no unfunded loan commitments outstanding.

Note 11 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2020 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Aristotle Funds
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2020 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Saul Global Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/20	6/30/20	1/1/20-6/30/20
Actual Performance	$1,000.00	$917.90	$3.81
Hypothetical (5% annual return before expenses)	1,000.00	1,020.89	4.02
*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Aristotle Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended June 30, 2020 (Unaudited)

International Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/20	6/30/20	1/1/20-6/30/20
Actual Performance	$1,000.00	$879.10	$3.74
Hypothetical (5% annual return before expenses)	1,000.00	1,020.89	4.02
*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Strategic Credit Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/20	6/30/20	1/1/20-6/30/20
Actual Performance	$1,000.00	$1,013.00	$3.10
Hypothetical (5% annual return before expenses)	1,000.00	1,021.78	3.11
*	Expenses are equal to the Fund’s annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Value Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/20	6/30/20	1/1/20-6/30/20
Actual Performance	$1,000.00	$920.90	$3.42
Hypothetical (5% annual return before expenses)	1,000.00	1,021.31	3.59
*	Expenses are equal to the Fund’s annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Small Cap Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/20	6/30/20	1/1/20-6/30/20
Actual Performance	$1,000.00	$834.10	$4.10
Hypothetical (5% annual return before expenses)	1,000.00	1,020.39	4.52
*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Aristotle Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended June 30, 2020 (Unaudited)

Core Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/20	6/30/20	1/1/20-6/30/20
Actual Performance	$1,000.00	$1,016.70	$3.26
Hypothetical (5% annual return before expenses)	1,000.00	1,021.63	3.27
*	Expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Aristotle Funds

Each a series of Investment Managers Series Trust

Investment Advisors

Aristotle Capital Management, LLC

11100 Santa Monica Boulevard, Suite 1700

Los Angeles, California 90025

Aristotle Credit Partners, LLC

840 Newport Center Drive, Suite 600

Newport Beach, California 92660

Aristotle Capital Boston, LLC

One Federal Street, 36th Floor

Boston, Massachusetts 02110

Aristotle Atlantic Partners, LLC

489 5th Avenue, 10th Floor

New York, New York 10017

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Aristotle/Saul Global Equity Fund – Class I	ARSOX	461 418 287
Aristotle International Equity Fund – Class I	ARSFX	461 41P 297
Aristotle Strategic Credit Fund – Class I	ARSSX	461 41Q 824
Aristotle Value Equity Fund – Class I	ARSQX	461 41Q 634
Aristotle Small Cap Equity Fund – Class I	ARSBX	461 41Q 626
Aristotle Core Equity Fund – Class I	ARSLX	461 41Q 360

Privacy Principles of the Aristotle Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Aristotle Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

A description of the Fund’s proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Fund at (888) 661-6691 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Fund Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 661-6691.

Aristotle Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 661-6691

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/8/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/8/2020

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/8/2020